CAPITAL STOCK AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2026
Capital Stock And Reserves
Schedule of inputs associated with calculating the fair value

October 3, 2023
Exercise price	$38.00
Share price	$39.40
Expected life (years)	1.50
Expected volatility	96.0%
Risk-free interest rate	5.32%
Dividend yield	-